Inventories, Net - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Finished goods	$ 97,021	$ 131,408
Goods in transit		27,960
Inventory valuation allowance	(95,003)	(93,037)	$ (83,889)
Inventories, net	$ 2,018	$ 66,331